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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

   DUE TO A NEW SYSTEMS INTEGRATION ISSUE, AN OUTSIDE MANAGEMENT POSITION WAS
           INADVERTENTLY OMITTED. THE POSITION HAS BEEN ADDED BELOW.


          Report for the Calendar Year or Quarter Ended March 31, 2004

If amended report check here:      |X|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Broad St.                    New York             NY             10004
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Roger S. Begelman      Vice President, Director of Compliance    (212) 902-1469
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Roger S. Begelman
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, May 20, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.



                             Form 13F SUMMARY PAGE


Report Summary:

                                             8
Number of Other Included Managers:      ____________
                                             1
Form 13F Information Table Entry Total: _____________
                                          13.23
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ------------------------------------------
 1.  28-05158     Amalgatrust
   ------------- ------------------------------------------
 2.  28-00687     Goldman, Sachs & Co.
   ------------- ------------------------------------------
 3.  28-10312     Goldman Sachs Asset Management
   ------------- ------------------------------------------
 4.  28-05109     Goldman Sachs International
   ------------- ------------------------------------------
 5.  28-05111     Goldman Sachs & Co. Bank
   ------------- ------------------------------------------
 6.  28-05113     SLK-Hull Derivatives LLC
   ------------- ------------------------------------------
 7.  28-02255     Spear, Leeds & Kellogg LP
   ------------- ------------------------------------------
 8.  28-06738     AYCO CO L P
   ------------- ------------------------------------------


                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1


ITEM 1                         ITEM 2           ITEM 3      ITEM 4     ITEM 5    ITEM 6          ITEM 7       ITEM 8

                                                                                                         VOTING AUTHORITY
                                                            FAIR
                                             TITLE          MARKET      SHARES OR  SH/ Put/  Inv   Other
NAME OF ISSUER                                OF   CUSIP    VALUE       PRINCIPAL  PRN CLL   Dsc   Mana-  SOLE     SHARED    NONE
                                             CLASS NUMBER  (x$1000)     AMOUNT     (A) (B)   (C)   gers   (A)      (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

ECI Telecom Ltd                              CMN 268258100        13.23      2,220 SH      SOLE   3         2,220

